Label	Element	Value
Donoghue Forlines Risk Managed Innovation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DONOGHUE FORLINES RISK MANAGED INNOVATION ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED DECEMBER 30, 2022
TO THE CURRENTLY EFFECTIVE SUMMARY AND STATUTORY PROSPECTUSES
OF
DONOGHUE FORLINES RISK MANAGED INNOVATION ETF (DFNV)
(a series of TrimTabs ETF Trust)

Important Notice to Investors

Effective December 30, 2022, the broad-based securities market index for the Donoghue Forlines Risk Managed Innovation ETF (the “Fund”) will change from the Russell 1000® Index to the Russell 1000® Growth Index. The Fund’s broad-based securities market index is being changed to the Russell 1000® Growth Index in order to more closely align with the Fund’s principal investment strategy, which has overweight exposure to growth stocks. Accordingly, effective December 30, 2022, the “Average Annual Total Returns” table in the section of the Summary Prospectus entitled “Performance” and the section of the Statutory Prospectus entitled “FUND SUMMARY – Donoghue Forlines Risk Managed Innovation ETF – Performance” is replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the Period Ended December 31, 2021
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 30, 2022, the Fund’s broad-based securities market index was changed from the Russell 1000® Index to the Russell 1000® Growth Index to more closely align with the Fund’s principal investment strategy, which has overweight exposure to growth stocks.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Supplement Closing [Text Block]	ck0001604813_SupplementClosingTextBlock	Please keep this supplement with your Prospectus for future reference.
Donoghue Forlines Risk Managed Innovation ETF | FCF Risk Managed Quality Innovation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FCF Risk Managed Quality Innovation Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	19.20%
Since Inception	rr_AverageAnnualReturnSinceInception	22.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 2020
Donoghue Forlines Risk Managed Innovation ETF | Russell 1000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Total Return Index (reflects no deduction for fees, expenses or taxes)1	[1]
1 Year	rr_AverageAnnualReturnYear01	26.45%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	27.02%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 2020
Donoghue Forlines Risk Managed Innovation ETF | Russell 1000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)1	[1]
1 Year	rr_AverageAnnualReturnYear01	27.60%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	28.88%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2022
Donoghue Forlines Risk Managed Innovation ETF | Donoghue Forlines Risk Managed Innovation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DFNV
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.64%
Since Inception	rr_AverageAnnualReturnSinceInception	21.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 2020
Donoghue Forlines Risk Managed Innovation ETF | Donoghue Forlines Risk Managed Innovation ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.60%
Since Inception	rr_AverageAnnualReturnSinceInception	19.65%
Donoghue Forlines Risk Managed Innovation ETF | Donoghue Forlines Risk Managed Innovation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	11.19%
Since Inception	rr_AverageAnnualReturnSinceInception	15.77%

[1]	Effective December 30, 2022, the Fund’s broad-based securities market index was changed from the Russell 1000® Index to the Russell 1000® Growth Index to more closely align with the Fund’s principal investment strategy, which has overweight exposure to growth stocks.